Cost of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cost of revenues	[1]	$ 3,594	$ 409	$ 19
Consumables [Member]
Statement Line Items [Line Items]
Cost of revenues		195	62	6
Support services [Member]
Statement Line Items [Line Items]
Cost of revenues		541
Sales of printers [Member]
Statement Line Items [Line Items]
Cost of revenues		2,800	228
Printers rental [Member]
Statement Line Items [Line Items]
Cost of revenues		$ 58	$ 119	$ 13

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.